Note 7 - Business Combinations - Components of Business Combinations (Details) (Parentheticals)	Mar. 31, 2017	Jan. 19, 2017
Perk, Inc. [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable	8,823,541	8,823,541